Long-Term Debt - Capital Product Partners L.P.	12 Months Ended
Dec. 31, 2018
Capital Product Partners, L.P. ("CPLP")
Debt Instrument [Line Items]
Long-Term Debt

6.           Long-Term Debt

Long-term debt consists of the following:

		As of December 31,	As of December 31,
	Bank loans	2018	2017	Margin
(i)	Assumed in October 2016 maturing in November 2022 (the “2015 credit facility”, “the Amor Tranche”)	15,422	15,750	2.50%
(ii)	Assumed in January 2018 maturing in January 2024 (the “Aristaios credit facility”)	27,417	—	2.85%
(iii)	Assumed in May 2018 maturing in June 2023 (the “2015 credit facility” the “Anikitos Tranche”)	15,625	—	2.50%
	Total long-term debt	$58,464	$15,750
	Less: Current portion of long-term debt	(3,146)	(328)
	Long-term debt, net of current portion	$55,318	$15,422

On May 4, 2018, upon the completion of the acquisition of the M/T Anikitos (Note 4), the Company assumed a credit facility previously arranged by CMTC of the then outstanding balance of  $15,625. The term loan is required to be repaid in 13 consecutive equal quarterly instalments of  $355, beginning in May 2020, plus a balloon payment of  $11,010 payable together with the final quarterly instalment in June 2023. The term loan bears interest at LIBOR plus a margin of 2.50%.

On January 17, 2018, upon the completion of the acquisition of the M/T Aristaios (Note 4), the Company assumed a term loan under a credit facility previously arranged by CMTC of the then outstanding balance of  $28,333. The term loan is required to be repaid in 12 consecutive equal semi-annual instalments of  $916, beginning in July 2018, plus a balloon payment of  $17,333 payable together with the final semi-annual instalment due in January 2024. The term loan bears interest at LIBOR plus a margin of 2.85%.

On October 24, 2016, upon the completion of the acquisition of the M/T Amor (Note 4) the Company assumed a term loan previously arranged from CMTC of an outstanding balance of  $15,750. The term loan is payable in 17 consecutive equal quarterly instalments of  $328 each starting two years after the vessel’s acquisition plus a balloon payment of  $10,172 with expected maturity date in November 2022. The term loan bears interest at LIBOR plus a margin of 2.50%.

During 2018 the Company repaid the amount of  $916 in line with the amortization schedule of its Aristaios credit facility and $328 in line with the amortization schedule of the Amor Tranche of its 2015 credit facility.

The credit facilities, that are guaranteed by CPP, contain customary ship finance covenants, including restrictions as to changes in management and ownership of the mortgaged vessels, the incurrence of additional indebtedness and the mortgaging of vessels and requirements for the guarantor such as, the ratio of EBITDA to Net Interest Expense to be no less than 2:1 and the ratio of net Total Indebtedness to the aggregate Market Value of the fleet not to exceed 0.725:1 for the 2015 and Aristaios credit facilities. The 2015 credit facility also contains a collateral maintenance requirement under which the aggregate fair market value of the collateral vessel should not be less than 120%, of the aggregate outstanding amount under the credit facility. In the case of Aristaios credit facility the collateral maintenance requirement should not be less than 125% (as long as the vessel is under charter with Tesoro) and 140% (at all other times). Also the vessel-owning companies may pay dividends or make distributions when no event of default has occurred and the payment of such dividend or distribution has not resulted in a breach of any of the financial covenants. As of December 31, 2018 and 2017 the Company and the guarantor were in compliance with all financial covenants.

The credit facilities have a general assignment of the earnings, insurances and requisition compensation of the respective collateral vessel. Each also requires additional security, such as pledge and charge on current accounts and mortgage interest insurance.

For the years ended December 31, 2018, 2017 and 2016, the Company recorded interest expense of $2,559,  $573 and $91 respectively which is included in “Interest expense and finance cost” in the combined carve-out statements of comprehensive income. For the years ended December 31, 2018, 2017 and 2016 the weighted average interest rate of the Company’s loan facility was 4.79%,  3.59% and 3.07% respectively.

The required annual loan payments to be made subsequent to December 31, 2018 are as follows:

	2015 Credit Facility	Aristaios Credit	2015 Credit Facility
	(Amor Tranche (i)	Facility (ii)	(Anikitos Tranche) (iii)	Total
2019	$1,313	$1,833	$—	$3,146
2020	1,313	1,833	1,065	4,211
2021	1,313	1,833	1,420	4,566
2022	11,483	1,833	1,420	14,736
2023	—	1,833	11,720	13,553
Thereafter	—	18,252	—	18,252
Total	$15,422	$27,417	$15,625	$58,464